A Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
At beginning of financial year	RM 11,122,210	RM 12,580,529	RM 9,573,364
Cash flows	(4,987,559)	(1,640,599)	2,152,025
Additions	863,305		532,423
Lease modification	(381,008)		112,352
Interest expense	114,732	182,280	210,365
At end of financial period	6,731,680	11,122,210	12,580,529
Lease liabilities [Member]
At beginning of financial year	2,332,120	3,538,966	3,842,964
Cash flows	(1,347,270)	(1,389,126)	(1,159,138)
Additions	863,305		532,423
Lease modification	(381,008)		112,352
Interest expense	114,732	182,280	210,365
At end of financial period	1,581,879	2,332,120	3,538,966
Loans from related parties [Member]
At beginning of financial year	3,539,625	6,997,500	5,730,400
Cash flows	(3,539,625)	(3,457,875)	1,267,100
Additions
Lease modification
Interest expense
At end of financial period		3,539,625	6,997,500
Advances from a related party [Member]
At beginning of financial year	5,250,465	2,044,063
Cash flows	(100,664)	3,206,402	2,044,063
Additions
Lease modification
Interest expense
At end of financial period	RM 5,149,801	RM 5,250,465	RM 2,044,063